Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.
Entity Central Index Key	0001447346
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000072749
Shareholder Report [Line Items]
Fund Name	Global Multi-Sector Bond Fund
Class Name	Investor Class
Trading Symbol	PRSNX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Investor Class	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,785,952,000
Holdings Count | Holding	470
InvestmentCompanyPortfolioTurnover	47.20%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,785,952
Number of Portfolio Holdings	470

Holdings [Text Block]
Foreign Government Obligations & Municipalities	39.4%
Corporate Bonds	21.9
Asset-Backed Securities	13.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	10.9
U.S. Treasury Obligations	2.5
Bond Mutual Funds	2.4
Non-U.S. Government Mortgage-Backed Securities	1.8
Bank Loans	1.8
Short-Term and Other	6.3

Largest Holdings [Text Block]
U.S. Treasury Notes	6.7%
United Kingdom Gilt	6.7
Government of Malaysia	5.1
U.S. Treasury Inflation-Indexed Notes	2.8
U.S. Treasury Bills	2.5
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	2.5
Republic of Indonesia	2.5
Brazil Notas do Tesouro Nacional	2.0
Government of Singapore	1.9
Republic of Colombia	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000072750
Shareholder Report [Line Items]
Fund Name	Global Multi-Sector Bond Fund
Class Name	Advisor Class
Trading Symbol	PRSAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - Advisor Class	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,785,952,000
Holdings Count | Holding	470
InvestmentCompanyPortfolioTurnover	47.20%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,785,952
Number of Portfolio Holdings	470

Holdings [Text Block]
Foreign Government Obligations & Municipalities	39.4%
Corporate Bonds	21.9
Asset-Backed Securities	13.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	10.9
U.S. Treasury Obligations	2.5
Bond Mutual Funds	2.4
Non-U.S. Government Mortgage-Backed Securities	1.8
Bank Loans	1.8
Short-Term and Other	6.3

Largest Holdings [Text Block]
U.S. Treasury Notes	6.7%
United Kingdom Gilt	6.7
Government of Malaysia	5.1
U.S. Treasury Inflation-Indexed Notes	2.8
U.S. Treasury Bills	2.5
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	2.5
Republic of Indonesia	2.5
Brazil Notas do Tesouro Nacional	2.0
Government of Singapore	1.9
Republic of Colombia	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169957
Shareholder Report [Line Items]
Fund Name	Global Multi-Sector Bond Fund
Class Name	I Class
Trading Symbol	PGMSX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Global Multi-Sector Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Multi-Sector Bond Fund - I Class	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,785,952,000
Holdings Count | Holding	470
InvestmentCompanyPortfolioTurnover	47.20%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,785,952
Number of Portfolio Holdings	470

Holdings [Text Block]
Foreign Government Obligations & Municipalities	39.4%
Corporate Bonds	21.9
Asset-Backed Securities	13.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	10.9
U.S. Treasury Obligations	2.5
Bond Mutual Funds	2.4
Non-U.S. Government Mortgage-Backed Securities	1.8
Bank Loans	1.8
Short-Term and Other	6.3

Largest Holdings [Text Block]
U.S. Treasury Notes	6.7%
United Kingdom Gilt	6.7
Government of Malaysia	5.1
U.S. Treasury Inflation-Indexed Notes	2.8
U.S. Treasury Bills	2.5
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	2.5
Republic of Indonesia	2.5
Brazil Notas do Tesouro Nacional	2.0
Government of Singapore	1.9
Republic of Colombia	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless